SCHEDULE OF SELECTED FINANCIAL INFORMATION (Details) (Parenthetical)	May 31, 2022 USD ($)	Apr. 28, 2022 CAD ($)
IfrsStatementLineItems [Line Items]
Payment for fees	$ 1,350,000
Services expense	1,000,000
Advisory fee		$ 420,000
Aggregated individually immaterial business combinations [member]
IfrsStatementLineItems [Line Items]
Contingent liabilities in business combination	$ 350,000